LEASES (Tables)	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Future minimum rental payments	The future minimum rental payments under the Company's non-cancellable operating leases are as follows:

(in thousands of $)
2016	63,675
2017	6,911
2018	292
2019	277
2020	277
Thereafter	—
71,432

Schedule of minimum future revenues on bareboat charters
The minimum future revenues to be received on time charter, which are accounted for as operating leases and other contractually committed income as of December 31, 2015 are as follows:

(in thousands of $)
2016	109,918
2017	48,624
2018	4,043
2019	—
2020	—
Thereafter	—
162,585